RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

7.	RELATED PARTY TRANSACTIONS

The amounts due to related parties are unsecured, payable on demand which consist of the following:

	December 31, 2024	December 31, 2023

Entities controlled by directors (non-interest-bearing)	110,069	82,328
	$110,069	$82,328

The convertible debentures and accrued interest of $549,589 (December 31, 2023 - $519,589) is owed to the Chief Executive Officer, and to a former director of the Company (note 9).

During the years ended December 31, the following amounts were charged by related parties.

	2024	2023	2022
Interest charged on amounts due to related parties	$8	$1,100	$1,158
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 13)	12,000	12,000	12,000
Share-based payments	66,362	—	—
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 13)	15,469	15,081	19,272
	$123,839	$58,181	$62,430

The Company, together with Jackpot Digital Inc. (“Jackpot”), a related company with certain common directors, have entered into an office lease agreement, and an office support services agreement (note 13).

On December 10, 2024 an insider of the Company subscribed for 610,000 units in the capital of the Company at $0.10 per unit in the private placement financing.